CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve	Accumulated deficit	Total equity	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 142		$ 186,268	$ (117,032)	$ 69,378		$ 69,378
Loss				(20,758)	(20,758)	(54)	(20,812)
Exercise of options		[1]	9		9		9
Share-based compensation			1,424		1,424	307	1,731
Balance at Dec. 31, 2018	142		187,701	(137,790)	50,053	253	50,306
Loss				(18,112)	(18,112)	(1,003)	(19,115)
Issuance of subsidiary's ordinary shares to non-controlling interests			17,406		17,406	10,042	27,448
Benefit to non-controlling interests regarding share-based compensation			(17)		(17)	17
Share-based compensation			814		814	764	1,578
Balance at Dec. 31, 2019	142		205,904	(155,902)	50,144	10,073	60,217
Loss				(23,374)	(23,374)	(2,832)	(26,206)
Issuance of ordinary shares on September 2, 2020	35		9,766		9,801		9,801
Issuance of ordinary shares on November 2, 2020	23		8,834		8,857		8,857
Exercise of subsidiary options			165		165	(156)	9
Benefit to non-controlling interests regarding share-based compensation			(10)		(10)	10
Exercise of options		[1]	107		107		107
Share-based compensation			355		355	3,742	4,097
Balance at Dec. 31, 2020	$ 200		$ 225,121	$ (179,276)	$ 46,045	$ 10,837	$ 56,882

[1]	Represents an amount lower than $1